Net investment in lease	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Net investments in lease	Net investment in lease:

	2022	2021
Undiscounted lease receivable	$1,724.4	$1,448.2
Unearned interest income	(816.0)	(689.9)
Net investment in lease	$908.4	$758.3

	2022	2021
Lease receivables	$908.4	$751.4
Unguaranteed residual value	—	6.9
Net investment in lease	908.4	758.3
Current portion of net investment in lease	(21.0)	(16.8)
Long-term portion of net investment in lease	$887.4	$741.5
In February 2021, the Company commenced a fixed rate bareboat charter with a term of 18 years on a 12,000 TEU vessel, which has been classified as a sales-type lease. No gain or loss was recognized on commencement date.
7.    Net investment in lease (continued)    :
In September and November 2021, the Company commenced one and two 18-year fixed rate bareboat charters, respectively, each for a 12,200 TEU vessel. The bareboat charters have been classified as a sales-type lease and no gain or loss was recognized on the commencement dates.
In April and May 2022, the Company accepted delivery of two 12,200 TEU newbuild vessels, each of which commenced an 18-year fixed rate bareboat charter upon delivery. The bareboat charters have been classified as a sales-type lease and no gain or loss was recognized on the commencement dates.
At December 31, 2022, the minimum lease receivable from direct financing leases are as follows:

2023	$96.9
2024	97.1
2025	96.9
2026	96.9
2027	96.9
Thereafter	1,239.7
$1,724.4